UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Profit or loss [abstract]
Net revenue	$ 1,841	$ 1,940
Cost of revenue	1,326	1,471
Gross profit	515	469
Research and development expenses	109	128
Selling, general and administrative expenses	111	116
Restructuring expenses	5	0
Operating expenses	225	244
Profit from operations	290	225
Finance income (expenses), net	1	(28)
Share of profit of joint ventures	1	1
Other income (expense), net	(15)	9
Profit before income taxes	277	207
Income tax expense	(23)	(29)
Net income for the period	254	178
Attributable to:
Shareholders of GLOBALFOUNDRIES INC.	254	179
Non-controlling interest	0	(1)
Net income for the period	$ 254	$ 178
Net earnings per share attributable to the equity holders of the Company:
Weighted average shares outstanding, basic (in shares)	550	532
Diluted weighted average common shares outstanding (in shares)	555	549
Basic loss per share (in USD per share)	$ 0.46	$ 0.34
Diluted loss per share (in USD per share)	$ 0.46	$ 0.33